ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Allowance for Loan Losses (Details)	12 Months Ended
	Dec. 31, 2021 segment item	Dec. 31, 2020 item
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Number of segments | segment	3
Number of scenarios considered to estimate credit losses captured non linealrities	3	3
Minimum
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Portfolio classification score under Argentina Central Bank	1
Number of notes whose internal behavior score is deteriorated from the approval score	2
Minimum | Corporate Banking
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Past due accounts that raises significant increase in credit risk	31 days
Maximum | Corporate Banking
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Past due accounts that raises significant increase in credit risk	90 days
Consumer [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Period past for financial instruments in default and credit impaired	90 days
Consumer [member] | Minimum
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Past due accounts that raises significant increase in credit risk	31 days
Consumer [member] | Maximum
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Past due accounts that raises significant increase in credit risk	90 days
Personal and Business Banking
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default that raises significant increase in credit risk	30.00%
Period past for financial instruments in default and credit impaired	90 days
Personal and Business Banking | Minimum
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Past due accounts that raises significant increase in credit risk	31 days
Personal and Business Banking | Maximum
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Past due accounts that raises significant increase in credit risk	90 days
Corporate Banking
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Period past for financial instruments in default and credit impaired	90 days